Schedule of Other Receivables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Other Receivables
Other receivables		$ 6,898
Deposits	10,291	4,930
Prepayments	11,374	3,318
Total other receivables	$ 21,665	$ 15,146